Share-based payments	12 Months Ended
Oct. 31, 2018
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Share-based payments

Note 17	Share-based payments

We provide the following share-based compensation to certain employees and directors in the form of cash-settled or equity-settled awards.

Restricted share award plan

Under the RSA plan, share unit equivalents (RSA units) are granted to certain key employees on an annual basis or during the year as special grants. RSA grants are made in the form of cash-settled awards which generally vest and settle in cash either at the end of three years or one-third annually beginning one year after the date of the grant. Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees over or at the end of the vesting period or settlement date.

Grant date fair value of each cash-settled RSA unit granted in the normal course is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date. Grant date fair value of each cash-settled RSA unit granted as part of the acquisition of The PrivateBank in 2017 was based on a 10-day average volume-weighted share price prior to the acquisition date.

During the year, 2,653,437 RSAs were granted at a weighted-average price of $115.20 (2017: 4,331,700 granted at a weighted-average price of $105.67; 2016: 2,320,497 granted at a weighted-average price of $99.99) and the number of RSAs outstanding as at October 31, 2018 was 8,252,167 (2017: 7,590,852; 2016: 5,422,030). Compensation expense in respect of RSAs, before the impact of hedging, totalled $352 million in 2018 (2017: $323 million; 2016: $218 million). As at October 31, 2018, liabilities in respect of RSAs, which are included in Other liabilities, were $858 million (2017: $720 million).

Performance share unit plan

Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs granted prior to December 2015 are paid in cash to the employees over the vesting period. For PSUs granted in December 2015 and later, employees receive dividend equivalents in the form of additional PSUs.

Grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC’s performance relative to the other major Canadian banks. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.

During the year, 894,040 PSUs were granted at a weighted-average price of $115.23 (2017: 952,434 granted at a weighted-average price of $105.15; 2016: 905,028 granted at a weighted-average price of $99.86). As at October 31, 2018, the number of PSUs outstanding, before the impact of CIBC’s relative performance, was 2,920,695 (2017: 2,651,991; 2016: 2,507,808). Compensation expense in respect of PSUs, before the impact of hedging, totalled $123 million in 2018 (2017: $128 million; 2016: $93 million). As at October 31, 2018, liabilities in respect of PSUs, which are included in Other liabilities, were $328 million (2017: $287 million).

Restricted stock plan

As part of the acquisition of The PrivateBank in 2017, CIBC restricted stock was issued to replace previously issued PrivateBancorp restricted stock held by employees of The PrivateBank with substantially the same terms and vesting schedule. Under the restricted stock plan, awards were granted to certain key employees in the form of equity-settled awards. Pursuant to the acquisition, each restricted stock represents a CIBC common share with transferability restriction. The common shares are not restricted to voting rights, but dividends are subject to forfeiture under the terms of the grant. Dividends are payable in cash and are distributed to the holders to the extent and at the same time the underlying shares vest and are released from restriction. The transfer restrictions generally vest over a three-year period and vesting is contingent upon continued employment. At the acquisition date, restricted stock was granted at a 10-day average volume-weighted share price of US$80.09 and the number of restricted stock outstanding as at October 31, 2018 was 60,764 (2017: 190,285). Compensation expense in respect of restricted stock totalled $4 million in 2018 (2017: $2 million).

Exchangeable shares

As part of our acquisition of Wellington Financial in the first quarter of 2018, equity-settled awards in the form of exchangeable shares, which vest over a period of up to 5 years and have specific service and non-market performance vesting conditions, were issued to selected employees. Employees receive dividend equivalents in the form of additional exchangeable shares upon vesting. Compensation expense in respect of the exchangeable shares is based on the grant date fair value, adjusted for the impact of best estimates on the satisfaction of the service requirements and non-market performance conditions. At the acquisition, each exchangeable share was granted at $123.99, and the number of exchangeable shares outstanding as at October 31, 2018 was 493,310. Compensation expense in respect of exchangeable shares totalled $20 million in 2018.

Deferred share unit plan/deferred compensation plan

Under the DSU plan, certain key employees are granted DSUs during the year as special grants. Under the DSU plan and the DCP plan assumed through the acquisition of The PrivateBank in 2017, certain employees can also elect to receive DSUs in exchange for cash compensation that they would otherwise be entitled to. DSUs vest in accordance with the vesting schedule defined in the grant agreement or plan document and settle in cash on a date elected by the employee that is not less than two years after the deferral commitment, or after the employee leaves CIBC in a lump sum payment or up to 10 annual installments. Employees receive dividend equivalents in the form of additional DSUs.

Grant date fair value of each cash-settled DSU that is not granted under the DCP, is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee’s termination of employment. For the DCP plan, the grant date fair value for units issued as part of the acquisition of The PrivateBank in 2017 was based on a 10-day average volume-weighted share price prior to the acquisition date. The grant date fair value for subsequent DCP grants is based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the quarter. Upon distribution, each DSU is settled in cash based on the average closing price per common share on the NYSE for the 10 trading days prior to the date of the distribution.

During the year, 132,739 DSUs were granted at a weighted-average price of $115.60 (2017: 198,301 granted at a weighted-average price of $106.21; 2016: 14,326 granted at a weighted-average price of $99.86) and the number of DSUs outstanding as at October 31, 2018 was 447,200 (2017: 248,032; 2016: 45,410). Compensation expense in respect of DSUs, before the impact of hedging, totalled $26 million in 2018 (2017: $20 million; 2016: $9 million). As at October 31, 2018, liabilities in respect of DSUs, which are included in Other liabilities, were $64 million (2017: $42 million).

Directors’ plans

Under the Director DSU/Common Share Election Plan, each director who is not an officer or employee of CIBC may elect to receive the annual equity retainer as either DSUs or common shares.

Under the Non-Officer Director Share Plan, each non-officer director may elect to receive all or a portion of their remuneration in the form of cash, common shares or DSUs.

The value of DSUs credited to a director is payable when he or she is no longer a director or employee of CIBC or of an affiliate of CIBC. In addition, for directors subject to section 409A of the U.S. Internal Revenue Code of 1986, as amended, the director is not providing any services to CIBC or any member of its controlled group as an independent contractor. In addition, under the Director DSU/Common Share Election Plan, the value of DSUs is payable only if the director is not related to, or affiliated with, CIBC as defined in the Income Tax Act (Canada).

Other non-interest expense in respect of the DSU components of these plans, totalled $3 million in 2018 (2017: $5 million; 2016: $2 million). As at October 31, 2018, liabilities in respect of DSUs, which are included in Other liabilities, were $25 million (2017: $22 million).

Stock option plans

At the April 2018 Annual Meeting, CIBC received shareholder approval to increase the number of common shares reserved for issuance by 10,000,000 common shares to a maximum of 52,634,500 common shares under the ESOP. In addition, in 2017, 1,119,211 common shares were reserved for issue pursuant to the terms in the merger agreement of the acquisition of The PrivateBank, which specified that each PrivateBancorp outstanding and unexercised option was converted into an option to purchase CIBC shares.

On November 30, 2017, the Board terminated the Non-Officer Director Stock Option Plan.

As at October 31, 2018, 15,703,861 (2017: 6,654,170) common shares were reserved for future issue under our stock option plans. Stock options in respect of 4,713,163 (2017: 4,876,673) common shares have been granted but not yet exercised under the ESOP. 10,990,698 (2017: 1,777,497) common shares remain available for future stock option grants.

Under the ESOP, stock options are periodically granted to certain key employees. Options provide the employee with the right to purchase common shares from CIBC at a fixed price not less than the closing price of the shares on the trading day immediately preceding the grant date. In general, the options vest by the end of the fourth year and expire 10 years from the grant date.

The fair value of options granted during the year were measured at the grant date using the Black-Scholes option pricing model. Model assumptions are based on observable market data for the risk-free interest rate and dividend yield; contractual terms for the exercise price; and historical experience for expected life. Volatility assumptions are best estimates of market implied volatility matching the exercise price and expected life of the options.

The fair value of in-the-money options granted as part of the acquisition of The PrivateBank in 2017 approximated their intrinsic value.

The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant, excluding the options granted pursuant to the acquisition of The PrivateBank:

For the year ended October 31	2018	2017	2016
Weighted-average assumptions
Risk-free interest rate	2.08%	1.58%	1.34%
Expected dividend yield	5.15%	5.75%	6.14%
Expected share price volatility	14.74%	14.53%	17.26%
Expected life	6 years	6 years	6 years
Share price/exercise price	$120.02	$110.83	$97.73

For 2018, the weighted-average grant date fair value of options, was $7.06 (2017: $5.31; 2016: $5.12). The weighted-average grant date fair value of options granted pursuant to the acquisition of The PrivateBank was $63.75 in 2017.

Compensation expense in respect of stock options totalled $7 million in 2018 (2017: $5 million; 2016: $5 million).

Stock option plans

As at or for the year ended October 31		2018		2017		2016
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	4,876,673	$84.28	4,073,451	$86.92	4,100,310	$82.62
Granted	756,516	120.02	1,935,997	75.83	804,923	97.73
Exercised (2)	(876,309)	67.84	(990,934)	76.78	(815,767)	75.86
Forfeited	(42,443)	103.98	(133,581)	99.77	(13,380)	91.99
Cancelled/expired	(1,274)	45.08	(8,260)	58.99	(2,635)	87.36
Outstanding at end of year	4,713,163	$91.05	4,876,673	$84.28	4,073,451	$86.92
Exercisable at end of year	1,898,125	$71.89	1,988,449	$64.28	1,485,607	$74.94
Available for grant	10,990,698		1,777,497		2,452,442

(1)

For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2018 reflects the conversion of foreign currency-denominated options at the year-end exchange rate.

(2)	The weighted-average share price at the date of exercise was $120.55 (2017: $110.44; 2016: $99.66).

Stock options outstanding and vested

As at October 31, 2018	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$11.00 – $55.00	406,223	3.53	$30.99	406,223	$30.99
$55.01 – $65.00	256,369	6.81	60.09	112,313	61.06
$65.01 – $75.00	309,799	2.41	71.21	308,942	71.22
$75.01 – $85.00	449,095	3.68	79.77	448,600	79.77
$85.01 – $95.00	401,117	5.28	90.92	383,443	90.86
$95.01 – $105.00	1,231,988	6.66	99.63	238,604	102.25
$105.01 – $115.00	1,658,572	8.59	114.95	–	–
	4,713,163	6.40	$92.45	1,898,125	$71.89

Employee share purchase plan

Under our Canadian ESPP, qualifying employees can choose each year to have any portion of their eligible earnings withheld to purchase common shares. We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually. CIBC contributions vest after employees have two years of continuous participation in the plan, and all subsequent contributions vest immediately. Similar programs exist in other regions globally, where each year qualifying employees can choose to have a portion of their eligible earnings withheld to purchase common shares and receive a matching employer contribution subject to each plan’s provisions. Commencing June 29, 2016, employee contributions to our ESPP have been used to purchase common shares from Treasury. Previously, these shares were acquired in the open market. CIBC FirstCaribbean operates an ESPP locally, in which contributions are used by the plan trustee to purchase CIBC FirstCaribbean common shares in the open market.

Our contributions are expensed as incurred and totalled $45 million in 2018 (2017: $43 million; 2016: $40 million).